Financial Instruments and Risk Management - Market Risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($) $ / bbl	Dec. 31, 2023 CAD ($)
Commodity Price Risk
Financial Instruments and Risk Management
Increase in price per barrel of crude oil | $ / bbl	10
Increase (decrease) in pre-tax earnings for the company's outstanding derivative financial instruments	$ 316	$ 45
Foreign Currency Exchange Risk
Financial Instruments and Risk Management
Percentage of strengthening in the Cdn$ relative to the US$	0.01%
Gains (losses) on change in value of foreign currency basis spreads, net of tax	$ 105	$ 111
Interest Rate Risk
Financial Instruments and Risk Management
Increase (decrease) in pre-tax earnings from increase in interest rates	$ 35
Interest Rate Risk | Variable interest rates
Financial Instruments and Risk Management
Increase in interest rates	1.00%	1.00%
Increase (decrease) in pre-tax earnings from increase in interest rates		$ (12)
Proportion of floating interest rate exposure	0.00%	3.20%